Document And Entity Information	Jun. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	NORTHERN MINERALS & Exploration Ltd
Document, Type	8-K
Document, Period End Date	Jun. 02, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	333-146934
Entity, Tax Identification Number	98-0557171
Entity, Address, Address Line One	1267 N 680 W
Entity, Address, City or Town	Pleasant Grove
Entity, Address, State or Province	UT
Entity, Address, Postal Zip Code	84062
City Area Code	801
Local Phone Number	885-9260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NMEX
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001415744